Cover	Dec. 30, 2022
Cover [Abstract]
Entity Registrant Name	INNOVATION PHARMACEUTICALS INC.
Entity Central Index Key	0001355250
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 30, 2022
Entity Incorporation State Country Code	NV
Entity File Number	001-37357
Entity Tax Identification Number	30-0565645
Entity Address Address Line 1	301 Edgewater Place
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Wakefield
Entity Address State Or Province	MA
Entity Address Postal Zip Code	01880
City Area Code	978
Local Phone Number	921-4125
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false